Other Disclosures - Collaborations and Technology Licenses (Details) € in Millions, kr in Millions, $ in Millions		1 Months Ended						12 Months Ended
	Jun. 10, 2020 USD ($) item	Oct. 31, 2020	Sep. 30, 2020 item	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) Option	Jul. 31, 2018 USD ($) item	Dec. 31, 2020 USD ($) Option item	Dec. 31, 2012	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)
Collaborations and Technology Licenses
Investments accounted for using equity method | kr										kr 1,081		kr 149
Janssen
Collaborations and Technology Licenses
Royalty obligation expiration term after first sale of product								13 years
Number of matter under litigation | item			2
Milestone payments receivable								$ 191.0
Upfront payment								$ 3.5
Number of additional programs | item								10
Initial payments received								$ 2.0
Number of license exercised | item								14
Number of license options remaining to be exercised | Option								0
Number of duo body product candidates created per the agreement. | item								7
Novartis (Arzaerra/Ofatumumab)
Collaborations and Technology Licenses
Royalty percentage for non-cancer treatment								10.00%
Lump sum payment received				$ 30.0
Seagen
Collaborations and Technology Licenses
Cost and profit sharing ratio		50
AbbVie
Collaborations and Technology Licenses
Number of additional candidates selected | item	4
Upfront payment	$ 750.0				$ 750.0
Ratio of share of profits before income taxes	50
Number of performance obligations | item	4
Number of delivery license programs | item	3
Percentage of discover research and development cost responsible by the entity	100.00%
BioNTech
Collaborations and Technology Licenses
Number of additional candidates selected | item								2
Upfront fee paid								$ 10.0
CureVac
Collaborations and Technology Licenses
Upfront fee payable											$ 10.0
Collaborative arrangement, Development, Regulatory and commercial milestone payment											280.0
Options to obtain commercial licenses | Option						3
Option exercisable period						5 years
Investments accounted for using equity method						€ 20				kr 1,067
Immatics
Collaborations and Technology Licenses
Development regulatory and commercial milestone payments to be made							$ 550.0
Number of proprietary targets of license | item							3
Number of additional proprietary targets of license | item							2
Upfront fee paid							$ 54.0
Minimum | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage									12.00%
Minimum | CureVac
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment											275.0
Maximum | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage									20.00%
Milestone payments receivable								$ 175.0
Maximum | CureVac
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment											$ 368.0
Development Regulatory and Sales Milestone | Maximum | AbbVie
Collaborations and Technology Licenses
Receivables	$ 3,150.0
Countries Outside United States and Japan | Minimum | AbbVie
Collaborations and Technology Licenses
Royalty percent on sales	22.00%
Countries Outside United States and Japan | Maximum | AbbVie
Collaborations and Technology Licenses
Royalty percent on sales	26.00%
Clinical Development and Commercial Success Across all Three Programs | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables	$ 1,150.0
Success of all Four Next Generation Antibody Product Candidates Developed | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables	$ 2,000.0